A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:  206-232-1196

March 12, 2007

Carmen Moncada-Terry

Division of Corporate Finance

United States Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0405

RE: Unbridled Energy Corporation

       20-F Registration Statement Amendment #1

On behalf of Unbridled Energy, I hereby submit Unbridled’s 20-F Registration Statement Amendment #1, as well as management’s Response to Staff Comments letter and the requested Acknowledgement Letter. Hard copies of the blacklined version will follow shortly via courier.

If you have any questions, please call me at (206) 219-3820.

Sincerely,

/s/  Steven G. Taylor

Steven G. Taylor

A.B. Korelin & Associates